Mineral Property Interests (Tables)	12 Months Ended
Dec. 31, 2025
Mineral Property Interests [Abstract]
Schedule of Mineral Property Interests
	San Luis (Peru) (Note a)	La Estrella (Peru) (Note b)	Total
Balance, October 1, 2023 (Restated)	$–	$44,013	$44,013
Acquisition of San Luis Project	10,623,949	–	10,623,949
Foreign exchange adjustment	90,151	772	90,923
Balance, September 30, 2024 (Restated)	$10,714,100	$44,785	$10,758,885
Acquisition of concession	27,626	–	27,626
Transfer of concession	19,659	(19,659)	–
Foreign exchange adjustment	1,397,636	3,901	1,401,537
Balance, December 31, 2025	$12,159,021	$29,027	$12,188,048